Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
November 30, 2022
AZI-NPRT1-0123
1.810709.118
Municipal Bonds - 90.5%
	Principal Amount (a)	Value ($)
Arizona - 89.4%
Apache County Ariz Unified School Distn Series 2022:
5% 7/1/35	500,000	542,908
5% 7/1/36	500,000	540,367
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 B, 5% 7/1/31	1,525,000	1,605,476
Series 2015 D:
5% 7/1/34	500,000	522,956
5% 7/1/35	900,000	939,956
Arizona Ctfs. of Prtn. Series 2015:
5% 9/1/27	290,000	306,688
5% 9/1/27 (Pre-Refunded to 9/1/25 @ 100)	1,210,000	1,282,596
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006, 5% 7/1/32	470,000	470,901
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 3.318%, tender 1/1/37 (b)(c)	1,000,000	918,377
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
3% 2/1/45	1,000,000	762,900
4% 2/1/50	2,005,000	1,781,553
5% 2/1/40	700,000	732,082
Series 2021 A:
4% 2/1/39	500,000	489,912
4% 2/1/40	1,000,000	969,683
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	199,817
4% 9/1/36	355,000	352,505
4% 9/1/46	1,000,000	945,900
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,626,893
Series 2017A, 5% 7/1/31	385,000	419,635
Arizona State Univ. Revs.:
Series 2019 A:
5% 7/1/40	510,000	550,551
5% 7/1/43	1,000,000	1,070,888
Series 2020 A:
4% 7/1/40	1,300,000	1,312,355
5% 7/1/39	390,000	426,405
5% 7/1/43	2,925,000	3,159,641
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	369,274
5% 7/1/28	500,000	526,003
5% 7/1/29	455,000	478,084
Bullhead City Excise Taxes Series 2021, 2.55% 7/1/46	3,000,000	2,087,141
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	525,650
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(d)	3,700,000	3,754,080
Glendale Union School District 205 Series A:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,010,631
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,004,189
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,525,070
5% 7/1/32	1,000,000	1,082,814
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	877,102
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	243,593
5% 7/1/33	435,000	399,346
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,057,375
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,076,158
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,097,269
Series 2019 A:
5% 9/1/29	310,000	332,695
5% 9/1/33	275,000	290,898
5% 9/1/34	680,000	716,454
Series 2021 A:
3% 9/1/51	3,000,000	2,133,432
4% 9/1/51	1,500,000	1,340,194
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	500,000	388,355
6% 1/1/48 (e)	500,000	352,734
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,311,391
5% 7/1/34	585,000	646,948
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	200,000	212,097
Series C, 5%, tender 10/18/24 (b)	125,000	129,914
Series 2016 A:
5% 1/1/23	40,000	40,079
5% 1/1/25	105,000	109,612
5% 1/1/34	2,935,000	3,116,568
5% 1/1/38	2,320,000	2,416,201
Series 2019 E, 3% 1/1/49	3,000,000	2,201,439
Series 2019 F, 4% 1/1/45	1,000,000	953,407
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	381,643
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	670,980
Series 2019 A, 5% 7/1/37	1,000,000	1,089,024
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,084,495
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,015,000	3,284,878
Series D, 4% 7/1/34	350,000	365,616
Maricopa County Unified School District #69 Paradise Valley Series 2022, 5% 7/1/31	105,000	121,751
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,097,149
5% 7/1/38	3,850,000	4,030,720
Mesa Util. Sys. Rev.:
Series 2019 A, 5% 7/1/43	2,015,000	2,173,671
Series 2021:
4% 7/1/35	1,000,000	1,035,550
5% 7/1/45	1,000,000	1,097,914
Northern Arizona Univ. Revs.:
Series 2015, 5% 6/1/30	1,000,000	1,045,542
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,097,979
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	25,000	26,265
5% 7/1/35 (d)	2,425,000	2,523,786
Series 2017 D, 5% 7/1/31	2,000,000	2,162,179
Series 2019 B, 5% 7/1/33 (d)	280,000	297,955
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	185,000	204,660
5% 7/1/35	1,000,000	1,074,882
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,425,902
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2022, 5% 7/1/37	1,000,000	1,134,885
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,064,902
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A:
5% 7/1/35	1,190,000	1,347,993
5% 7/1/39	2,700,000	2,997,354
5% 7/1/45	2,865,000	3,134,483
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,188,079
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,477,844
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	380,560
5% 7/1/27 (d)	400,000	400,472
Pima County Indl. Dev. Auth. Rev. Series 2021 A:
4% 4/1/37	415,000	408,190
4% 4/1/46	3,000,000	2,648,469
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/34	1,600,000	1,677,583
Series 2019 A, 5% 1/1/35	395,000	442,629
Series A, 5% 1/1/37	880,000	974,180
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	3,008,698
5.5% 12/1/29	3,000,000	3,226,502
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	418,239
Tempe Excise Tax Rev. Series 2016:
5% 7/1/28	315,000	338,767
5% 7/1/29	500,000	536,489
5% 7/1/30	325,000	348,145
5% 7/1/31	375,000	401,178
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	1,000,000	711,523
Tucson Wtr. Rev. Series 2017, 5% 7/1/34	1,000,000	1,077,933
Univ. of Arizona Univ. Revs.:
Series 2015 A, 5% 6/1/30	2,500,000	2,628,618
Series 2019 A, 5% 6/1/41	1,965,000	2,129,909
Series 2020 C, 5% 8/1/28	900,000	1,004,363
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/28	1,315,000	1,464,808
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/36	1,305,000	1,348,442
Series 2019:
4% 8/1/43	350,000	336,032
5% 8/1/24	325,000	334,580
5% 8/1/25	400,000	418,488
5% 8/1/26	600,000	634,822
5% 8/1/27	625,000	667,231
5% 8/1/39	1,060,000	1,098,032
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,052,910
TOTAL ARIZONA		129,493,015
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	95,000	97,526
Puerto Rico - 1.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	435,874	238,523
5.625% 7/1/27	50,000	51,150
5.625% 7/1/29	150,000	153,507
5.75% 7/1/31	365,000	374,166
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	50,000	43,575
5% 7/1/27	125,000	132,822
5% 7/1/32	95,000	103,216
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 4.55% 7/1/40	310,000	287,937
TOTAL PUERTO RICO		1,384,896
TOTAL MUNICIPAL BONDS (Cost $137,583,840)		130,975,437

TOTAL INVESTMENT IN SECURITIES - 90.5% (Cost $137,583,840)	130,975,437
NET OTHER ASSETS (LIABILITIES) - 9.5%	13,813,231
NET ASSETS - 100.0%	144,788,668

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $741,089 or 0.5% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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